Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Net operating loss carry-forwards		$ 599,078
Allowance for doubtful accounts
Total		599,078
Valuation allowance
Total deferred tax assets		$ 599,078